CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 16 - CONCENTRATIONS

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

The Company’s revenues earned from sale of products and services for the three months ended June 30, 2018 included 14%, 25%, 21% and 20% (aggregate of 80%) from four customers of the Company’s total revenues.

The Company’s revenues earned from sale of products and services for the six months ended June 30, 2018 included 20%, 28%, 17% and 16% (aggregate of 81%) from four customers of the Company’s total revenues.

The Company did not have a concentration for the three and six months ended June 30, 2017.

Four customers accounted for 32%, 27%, 10% and 13% (aggregate of 82%) of the Company’s total accounts receivable at June 30, 2018 and three customers accounted for 12%, 19% and 13% (aggregate of 44%) of the Company’s total accounts receivable at December 31, 2017.

The Company relies on Trinity Rx as its sole supplier of its Naltrexone implant.

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

The Company’s revenues earned from sale of products and services for the year ended December 31, 2017 included 12%, 12%, 31%, 12% and 13% (aggregate of 80%) from five customers of the Company’s total revenues.

The Company’s revenues earned from sale of products and services for the year ended December 31, 2016 included 12% and 17% (aggregate of 29%) from two customers of the Company’s total revenues.

Three customers accounted for 12%, 19% and 13% (aggregate of 44%) of the Company’s total accounts receivable at December 31, 2017 and three customers accounted for 27%, 11% and 18% (aggregate of 56%) of the Company’s total accounts receivable at December 31, 2016.

The Company relies on Trinity Rx as its sole supplier of its Naltrexone implant.